SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	May 02, 2022	Dec. 31, 2020	May 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 0.03		$ 0.05
Class of warrant or right, number of securities called by warrants or rights	178,333,333	170,000,000	8,333,333		50,000,000
Class of warrant or right number of useful life	1 year 10 months 20 days	2 years 3 months 29 days
Share-based compensation arrangement by share-based payment award weighted average exercise price	$ 0.03	$ 0.03
Number of Warrants Outstanding	178,333,333	170,000,000		20,000,000
Weighted Average Exercise Price	$ 0.03	$ 0.03		$ 0.05
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 0.03	$ 0.03
Class of warrant or right, number of securities called by warrants or rights	158,333,333	150,000,000
Class of warrant or right number of useful life	2 years 3 days	2 years 5 months 15 days
Share-based compensation arrangement by share-based payment award weighted average exercise price	$ 0.03	$ 0.03
Number of Warrants Outstanding	158,333,333	150,000,000
Weighted Average Exercise Price	$ 0.03	$ 0.03
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 0.05	$ 0.05
Class of warrant or right, number of securities called by warrants or rights	20,000,000	20,000,000
Class of warrant or right number of useful life	10 months 13 days	1 year 4 months 13 days
Share-based compensation arrangement by share-based payment award weighted average exercise price	$ 0.05	$ 0.05
Number of Warrants Outstanding	20,000,000	20,000,000
Weighted Average Exercise Price	$ 0.02	$ 0.05